INCOME TAXES - Schedule of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%	26.00%
International operations subject to different tax rates	(7.00%)	(7.00%)	(35.00%)
Non-controlling interests in income of flow-through entities	(2.00%)	(10.00%)	8.00%
Change in tax rates applicable to temporary differences in other jurisdictions	4.00%	2.00%	(8.00%)
Other	1.00%	1.00%	(3.00%)
Effective income tax rate	22.00%	12.00%	(12.00%)